STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 29, 2013
STOCK-BASED COMPENSATION [Abstract]
Summary of non-vested restricted stock grant activity
A summary of stock grant activity during 2013 is:

		Weighted
		Average Grant
	Shares	Date Fair Value

Non-vested at December 30, 2012	538	$5.30
Granted	228	6.42
Vested	(319)	5.34
Forfeited	(12)	5.56
Non-vested at December 29, 2013	435	$5.85

Summary of performance units stock grant activity
A summary of stock grant activity during 2013 is:

		Weighted Average
		Grant Date
	Shares	Fair Value

Non-vested at December 30, 2012	77	$5.59
Granted	74	6.33
Vested	-	-
Forfeited	-	-
Non-vested at September 29, 2013	151	5.95

Summary of SAR activity
A summary of SAR activity during 2013 is:

			Weighted Average
			Contractual Term
		Weighted Average	Remaining
	SARS	Exercise Price	(years)

Outstanding and exercisable at December 30, 2012	1,083	$11.26	4.6
Granted	-
Exercised	(341)	7.57
Forfeited	-
Expired	-
Outstanding and exercisable at December 29, 2013	742	$13.30	3.9